Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of deferred tax assets, liabilities and valuation allowance
	Year Ended December 31,
(In thousands)	2012	2013
Deferred tax assets:
Net operating loss carryforwards	$107,978	$108,110
Tax credit carryforwards	10,680	10,783
Depreciation & amortization	3,728	3,605
Other	254	78
Total deferred tax assets	122,640	122,576
Valuation allowance	(122,640)	(122,576)
Net deferred tax assets	-	-
Deferred tax liabilities:
Intangible assets	(2,384)	(2,345)
Net deferred tax liabilities	$(2,384)	$(2,345)